MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Area

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Six months ended
	June 30,
	2016	2015
	Unaudited

Israel	$2,904	$2,743
Asia	1,064	1,940
North America	630	2,271
Latin America	860	770
Europe	123	-

Total	$5,581	$7,724

Schedule of Revenues by Major Customers

Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Six months ended
	June 30,
	2016	2015
	Unaudited

Customer A	19	21
Customer B	15	6
Customer C	8	13
Customer D	4	13
Customer E	(*	11

*)	Less than 1%